Variable Portfolio – U.S. Flexible Moderate Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 45.0%
	Shares	Value ($)
U.S. Large Cap 45.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,090,569	109,547,631
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	5,374,055	239,682,866
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,184,557	107,735,100
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,314,784	97,429,259
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,504,259	97,596,327
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,555,621	97,931,389
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,629,971	193,579,078
Total		943,501,650
Total Equity Funds (Cost $448,857,229)		943,501,650

Exchange-Traded Equity Funds 4.2%

U.S. Large Cap 2.1%
Vanguard Russell 1000 Growth ETF	503,724	43,657,759
U.S. Mid Large Cap 2.1%
iShares Russell 1000 Growth Index Fund	129,741	43,729,204
Total Exchange-Traded Equity Funds (Cost $70,565,689)		87,386,963

Exchange-Traded Fixed Income Funds 1.6%

Investment Grade 1.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	150,363	16,377,538
Vanguard Intermediate-Term Corporate Bond ETF	224,150	18,046,317
Total		34,423,855
Total Exchange-Traded Fixed Income Funds (Cost $33,166,095)		34,423,855

Fixed Income Funds 24.3%
	Shares	Value ($)
Investment Grade 24.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,589,470	90,328,176
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,035,593	28,929,206
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,847,626	45,143,671
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,290,266	29,020,149
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,024,387	127,902,406
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,193,129	104,208,031
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,553,133	82,879,859
Total		508,411,498
Total Fixed Income Funds (Cost $590,254,531)		508,411,498

Residential Mortgage-Backed Securities - Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	33,100,000	28,543,425
04/16/2039- 04/11/2054	3.500%	10,250,000	9,255,859
04/16/2039- 04/11/2054	4.000%	25,550,000	23,797,414
04/11/2054	4.500%	11,050,000	10,522,057
04/11/2054	5.000%	7,500,000	7,317,474
Total Residential Mortgage-Backed Securities - Agency (Cost $79,987,084)			79,436,229

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $16,220,441)	11,324,385

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2024 (Unaudited)

Money Market Funds 22.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	478,095,370	477,999,751
Total Money Market Funds (Cost $477,884,402)		477,999,751
Total Investments in Securities (Cost: $1,716,935,471)		2,142,484,331
Other Assets & Liabilities, Net		(45,662,642)
Net Assets		2,096,821,689
At March 31, 2024, securities and/or cash totaling $28,407,181 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	1,644	06/2024	USD	436,358,700	7,972,400	—
U.S. Treasury 10-Year Note	6	06/2024	USD	664,781	2,284	—
U.S. Treasury 10-Year Note	20	06/2024	USD	2,215,938	—	(1,913)
U.S. Treasury 2-Year Note	98	06/2024	USD	20,039,469	—	(14,852)
U.S. Treasury 5-Year Note	188	06/2024	USD	20,118,938	34,435	—
U.S. Treasury 5-Year Note	16	06/2024	USD	1,712,250	—	(5,349)
Total					8,009,119	(22,114)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(65)	06/2024	USD	(7,828,438)	—	(72,537)
U.S. Treasury Ultra Bond	(65)	06/2024	USD	(8,385,000)	—	(73,074)
Total					—	(145,611)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	96,680,040	184	3,800.00	06/20/2025	1,740,368	956,800
S&P 500 Index	Morgan Stanley	USD	155,003,325	295	4,000.00	12/19/2025	3,561,395	2,708,100
S&P 500 Index	Morgan Stanley	USD	197,038,125	375	3,700.00	12/19/2025	3,579,573	2,589,375
S&P 500 Index	Morgan Stanley	USD	110,341,350	210	4,100.00	12/19/2025	2,344,971	2,132,550
S&P 500 Index	Morgan Stanley	USD	96,680,040	184	3,900.00	12/19/2025	2,628,167	1,535,480
S&P 500 Index	Morgan Stanley	USD	96,680,040	184	3,800.00	12/19/2025	2,365,967	1,402,080
Total							16,220,441	11,324,385
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	463,331,114	143,236,942	(128,571,185)	2,880	477,999,751	—	(667)	6,342,695	478,095,370
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	100,947,738	—	(1,819,060)	10,418,953	109,547,631	—	1,642,171	—	1,090,569
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	90,763,505	196,757	(28)	(632,058)	90,328,176	—	(7)	—	10,589,470
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	223,887,348	—	(3,694,818)	19,490,336	239,682,866	—	3,625,056	—	5,374,055
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	28,635,688	141,536	—	151,982	28,929,206	—	—	—	3,035,593
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	46,096,933	123,424	(44,028)	(1,032,658)	45,143,671	—	(14,968)	—	5,847,626
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	101,313,557	—	(2,365,694)	8,787,237	107,735,100	—	802,614	—	5,184,557
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	90,499,631	33,628	(798,986)	7,694,986	97,429,259	—	173,043	—	2,314,784
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,311,873	69,687	(1,191)	(360,220)	29,020,149	—	(208)	—	3,290,266
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	128,410,637	327,903	—	(836,134)	127,902,406	—	—	—	14,024,387
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	92,966,639	—	(2,122,612)	6,752,300	97,596,327	—	2,291,213	—	1,504,259
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,300,924	7,142	(1,028,902)	7,652,225	97,931,389	—	670,520	—	2,555,621
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	105,043,015	279,399	—	(1,114,383)	104,208,031	—	—	—	11,193,129
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	82,984,186	234,689	—	(339,016)	82,879,859	—	—	—	8,553,133
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	179,089,176	—	(3,604,081)	18,093,983	193,579,078	—	3,470,341	—	4,629,971
Total	1,854,581,964			74,730,413	1,929,912,899	—	12,659,108	6,342,695

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | First Quarter Report 2024

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